Debt - Schedule of Debt (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Total		$ 896,584	$ 888,109
Current portion of debt		(896,584)	(764,359)
Long-term portion of debt			123,750
Short-Term Capital Lease [Member]
Total		5,574	5,574
Loans Payable [Member]
Total		8,475
Factor [Member]
Total		387,535	387,535
CARE [Member]
Total	[1]	315,810	315,810
CFSI [Member]
Total	[1]	$ 179,190	$ 179,190

[1]	The Company disputes these liabilities based on Seller's misrepresentations in connection with the sale of CARE and CFSI to Deep Green effective October 1, 2017. The Company has not made any of the payments required under these notes.